N-2 - USD ($)		May 20, 2026	May 13, 2026
Cover [Abstract]
Entity Central Index Key		0001268533
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Tortoise Energy Infrastructure Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Sales Load (as a percentage of offering price)	3.12	%(1)
Offering Expenses Borne by the Company (as a percentage of offering price)	0.27	%(2)
Dividend Reinvestment and Cash Purchase Plan Fees (in dollars)	$15	(3)

____________

(1)      The Dealer Manager will receive a fee for its financial structuring and soliciting services equal to 3.50% of the Subscription Price for each Common Share issued pursuant to the exercise of Rights, including the over-subscription privilege, up to $150 million and 2.75% of the Subscription Price over $150 million. The Dealer Manager will reallow to broker-dealers in the selling group to be formed and managed by the Dealer Manager selling fees equal to 2.00% of the Subscription Price for each Common Share issued pursuant to the Offer as a result of their selling efforts. In addition, the Dealer Manager will reallow to other broker-dealers that have executed and delivered a soliciting dealer agreement and have solicited the exercise of Rights solicitation fees equal to 0.50% of the Subscription Price for each Common Share issued pursuant to the exercise of Rights as a result of their soliciting efforts, subject to a maximum fee based on the number of Common Shares held by each broker-dealer through The Depository Trust Company (“DTC”) on the Record Date.

(2)      The fees and expenses of the Offer will be borne by the Company and indirectly by all of its common stockholders, including those who do not exercise their Rights, and will result in a reduction of the Company’s NAV. Offering expenses borne by the Company (including the reimbursements described below) are estimated to be approximately $835,000 in the aggregate, or $0.12 per Common Share (assuming the Rights are fully exercised). The Company has agreed to pay the Dealer Manager up to $175,000 as a partial reimbursement for its expenses incurred in connection with the Offer. Offering expenses will be borne by the Company and indirectly by all of its common stockholders, including those who do not exercise their Rights.

(3)      Stockholders will pay a transaction fee of $15 plus brokerage charges if they direct the Plan Agent to sell Common Shares held in a Plan account. See “Automatic Dividend Reinvestment and Cash Purchase Plan” in the Prospectus.

Sales Load [Percent]	[1]	3.12%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 15
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.27%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common stock)	Percentage of Net Assets Attributable to Common Shares(4)
Management Fee(5)	1.16%
Interest Payments on Borrowed Funds (includes issuance costs)(6)	0.57%
Distribution Payments on Preferred Stock (includes issuance costs)(7)	0.16%
Other Expenses(8)	0.47%
Total Annual Expenses (excluding tax liability)	2.36%

(4)      Based on net assets attributable to Common Shares during the fiscal year ended November 30, 2025, and after giving effect to the Offer, assuming that the Offer is fully subscribed resulting in the receipt of net proceeds from the Offer of approximately $297 million.

(5)      Reflects management fee as of November 30, 2025, after giving effect to the anticipated net proceeds of the offering and estimated offering expenses. “Management Fee” is based on its Managed Assets, which means the average daily gross asset value of the Company (which includes assets attributable to the principal amount of any borrowings), minus accrued liabilities (other than the principal amount of such borrowings), and reflects an annual rate of 0.95% of average monthly Managed Assets up to $2.5 billion, 0.90% of average monthly Managed Assets between $2.5 billion and $3.5 billion, and 0.85% of average monthly Managed Assets above $3.5 billion. There is no investment advisory agreement with, or management fees charged to, any Subsidiary.

(6)      Reflects actual cost of interest on the debt securities and unsecured credit facility as of November 30, 2025, including amortization of issuance costs.

(7)      Reflects actual cost of distributions on Outstanding MRP Shares as of November 30, 2025, including amortization of issuance costs.

(8)      “Other Expenses” reflects actual costs incurred as of fiscal period ended November 30, 2025 for operational expenses, including payments to our transfer agent, administrator, custodian, fund account and legal and accounting expenses, adjusted to give effect to the anticipated net proceeds of the offering and estimated offering expenses, where applicable.

Management Fees [Percent]	[4],[5]	1.16%
Interest Expenses on Borrowings [Percent]	[4],[6]	0.57%
Dividend Expenses on Preferred Shares [Percent]	[4],[7]	0.16%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[8]	0.47%
Total Annual Expenses [Percent]	[4]	2.36%
Expense Example [Table Text Block]

Example

The following example demonstrates the hypothetical dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. The following example illustrates the expenses that common stockholders would pay on a $1,000 investment in common stock, assuming (1) the sales load of 3.12% and estimated offering expenses of $835,000, (2) total annual expenses (excluding tax liabilities) of 2.36% of net assets attributable to Common Shares, (3) a 5% annual return, and (4) all distributions reinvested at NAV:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Paid by Common Stockholders	$57	$105	$156	$294

Expense Example, Year 01		$ 57
Expense Example, Years 1 to 3		105
Expense Example, Years 1 to 5		156
Expense Example, Years 1 to 10		$ 294
Purpose of Fee Table , Note [Text Block]

The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our Common Shares as a percentage of net assets attributable to Common Shares. Annual Expenses are based on amounts for the fiscal year ended November 30, 2025, after giving effect to anticipated net proceeds of the offering, assuming that we incur the estimated offering expenses. If the Company issues fewer Common Shares in the Offer and the net proceeds to the Company are less, all other things being equal, the total annual expenses shown would increase.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		The fees and expenses of the Offer will be borne by the Company and indirectly by all of its common stockholders, including those who do not exercise their Rights, and will result in a reduction of the Company’s NAV. Offering expenses borne by the Company (including the reimbursements described below) are estimated to be approximately $835,000 in the aggregate, or $0.12 per Common Share (assuming the Rights are fully exercised). The Company has agreed to pay the Dealer Manager up to $175,000 as a partial reimbursement for its expenses incurred in connection with the Offer. Offering expenses will be borne by the Company and indirectly by all of its common stockholders, including those who do not exercise their Rights.
Other Expenses, Note [Text Block]		“Other Expenses” reflects actual costs incurred as of fiscal period ended November 30, 2025 for operational expenses, including payments to our transfer agent, administrator, custodian, fund account and legal and accounting expenses, adjusted to give effect to the anticipated net proceeds of the offering and estimated offering expenses, where applicable.
Management Fee not based on Net Assets, Note [Text Block]		Reflects management fee as of November 30, 2025, after giving effect to the anticipated net proceeds of the offering and estimated offering expenses. “Management Fee” is based on its Managed Assets, which means the average daily gross asset value of the Company (which includes assets attributable to the principal amount of any borrowings), minus accrued liabilities (other than the principal amount of such borrowings), and reflects an annual rate of 0.95% of average monthly Managed Assets up to $2.5 billion, 0.90% of average monthly Managed Assets between $2.5 billion and $3.5 billion, and 0.85% of average monthly Managed Assets above $3.5 billion. There is no investment advisory agreement with, or management fees charged to, any Subsidiary.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective.    Our investment objective is to seek a high level of total return with an emphasis on current distributions paid to stockholders. We cannot assure you that we will achieve our investment objective.

Investment Strategy.    Under normal circumstances, we invest at least 90% of our total investments, defined as the value of all investments reported as total investments in our schedule of investments, in securities of energy infrastructure companies. Energy infrastructure companies engage in the business of transporting, processing, storing, distributing or marketing natural gas, natural gas liquids, coal, crude oil or refined petroleum products, or exploring, developing, managing or producing such commodities. Additionally energy infrastructure includes renewables and power infrastructure companies that generate, transport and distribute electricity.

Risk Factors [Table Text Block]

RISKS RELATING TO THE OFFER

Dilution Risk

As a result of this Offer, it is anticipated that even if you fully exercise your Rights, you should expect to incur immediate economic dilution and, if you do not exercise all of your Rights, you will incur voting dilution. Further, both the sales load and the expenses associated with the Offer paid by the Company will immediately reduce the NAV of each common stockholder’s Common Shares. To the extent that the number of Common Shares outstanding after the Offer will have increased proportionately more than the increase in the size of the Company’s net assets, you will, at the completion of the Offer, experience immediate dilution of NAV. The percentage increase in Common Shares outstanding that will occur if all the Rights are exercised is 33 1/3%. In addition, if the Subscription Price for the Offer is less than the Company’s NAV per Common Share as of the Expiration Date, you would experience additional immediate dilution of NAV as a result of the Offer. If the Subscription Price is substantially less than the current NAV per Common Share at the expiration of the Offer, such dilution could be substantial. It is anticipated that the existing common stockholders will experience immediate dilution even if they fully exercise their Rights. In addition, whether or not you exercise your Rights, you will experience a dilution of NAV of the Common Shares because you will indirectly bear the expenses of this Offer, which include, among other items, SEC registration fees, printing expenses and the fees assessed by service providers (including the cost of the Company’s counsel and independent registered public accounting firm). This dilution of NAV will disproportionately affect common stockholders who do not exercise their Rights. The Company cannot state precisely the amount of any decrease because it is not known at this time how many Common Shares will be subscribed for or what the NAV or market price of the Company’s Common Shares will be on the Expiration Date or what the Subscription Price will be. For example, based on the Company’s NAV and the market price of Common Shares on May 13, 2026, and on each of the four (4) preceding trading days, the Subscription Price would be less than NAV and there would be dilution. Assuming full exercise of the Rights being offered at the estimated Subscription Price and assuming that the Expiration Date were May 13, 2026, it is estimated that the per Common Share dilution resulting from the Offer would be $1.63 or (3.3)%.

In addition to the economic dilution described above, if you do not exercise all of your Rights, you will incur voting dilution as a result of this Offer. This voting dilution will occur because you will own a smaller proportionate interest in the Company after the Offer than you owned prior to the Offer.

The fact that the Rights are transferable may reduce the effects of dilution as a result of the Offer. Rights holders can transfer or sell their Rights. The cash received from the sale of Rights may be viewed as partial compensation for any possible dilution. There can be no assurances, however, that a market for the Rights will develop or that the Rights will have any value in that market.

Increase in Share Price Volatility; Decrease in Share Price

The Offer may result in an increase in trading of the Common Shares, which may increase volatility in the market price of the Common Shares. The Offer may result in an increase in the number of common stockholders wishing to sell their Common Shares, which would exert downward price pressure on the price of Common Shares.

Under-Subscription

It is possible that the Offer will not be fully subscribed. Under-subscription of the Offer could have an impact on the net proceeds of the Offer and whether the Company achieves any benefits.

Risks of Acquiring Rights to Purchase Common Shares

Shares of closed-end funds such as the Company frequently trade at a discount to NAV. Since inception, the Company’s Common Shares have frequently traded at a discount in relation to NAV. See “Description of Common Shares.” If the Formula Price is less than 90% of the average NAV on the Expiration Date and each of the four (4) preceding trading days, then the Subscription Price will likely be greater than the average market price of a

Common Share over the same period. In addition, the Formula Price, even if above 90% of the average NAV on the Expiration Date and each of the four (4) preceding trading days, may still be above the average market price of a Common Share over the same period. If either event occurs, the Rights will have no value, and a person who exercises Rights will experience an immediate loss of value.

There can be no assurance that a market for the Rights will develop or, if such a market develops, what the price of the Rights will be. Changes in market conditions may result in the Common Shares purchasable upon exercise of the Rights being less attractive to investors at the Expiration Date. This may reduce or eliminate the value of the Rights. Investors who receive or acquire Rights may find that there is no market to sell Rights that they do not wish to exercise.

Share Price [Table Text Block]

MARKET AND NET ASSET VALUE INFORMATION

The Prospectus sets forth for each fiscal quarter for the last two fiscal years and the current fiscal year, the high and low closing market prices for our Common Shares on the NYSE, the NAV per share and the premium or discount to NAV per share at which our Common Shares were trading. See “Market and Net Asset Value Information” in the Prospectus. See also “Determination of Net Asset Value” for information as to the determination of our NAV.

The last reported NAV, the market price and percentage discount to NAV per Common Share on May 13, 2026 were $48.68, $46.08 and (5.3)% respectively. As of May 13, 2026, we had approximately 21,100,000 Common Shares outstanding and total assets of approximately $1.4 billion.

Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution Risk

As a result of this Offer, it is anticipated that even if you fully exercise your Rights, you should expect to incur immediate economic dilution and, if you do not exercise all of your Rights, you will incur voting dilution. Further, both the sales load and the expenses associated with the Offer paid by the Company will immediately reduce the NAV of each common stockholder’s Common Shares. To the extent that the number of Common Shares outstanding after the Offer will have increased proportionately more than the increase in the size of the Company’s net assets, you will, at the completion of the Offer, experience immediate dilution of NAV. The percentage increase in Common Shares outstanding that will occur if all the Rights are exercised is 33 1/3%. In addition, if the Subscription Price for the Offer is less than the Company’s NAV per Common Share as of the Expiration Date, you would experience additional immediate dilution of NAV as a result of the Offer. If the Subscription Price is substantially less than the current NAV per Common Share at the expiration of the Offer, such dilution could be substantial. It is anticipated that the existing common stockholders will experience immediate dilution even if they fully exercise their Rights. In addition, whether or not you exercise your Rights, you will experience a dilution of NAV of the Common Shares because you will indirectly bear the expenses of this Offer, which include, among other items, SEC registration fees, printing expenses and the fees assessed by service providers (including the cost of the Company’s counsel and independent registered public accounting firm). This dilution of NAV will disproportionately affect common stockholders who do not exercise their Rights. The Company cannot state precisely the amount of any decrease because it is not known at this time how many Common Shares will be subscribed for or what the NAV or market price of the Company’s Common Shares will be on the Expiration Date or what the Subscription Price will be. For example, based on the Company’s NAV and the market price of Common Shares on May 13, 2026, and on each of the four (4) preceding trading days, the Subscription Price would be less than NAV and there would be dilution. Assuming full exercise of the Rights being offered at the estimated Subscription Price and assuming that the Expiration Date were May 13, 2026, it is estimated that the per Common Share dilution resulting from the Offer would be $1.63 or (3.3)%.

In addition to the economic dilution described above, if you do not exercise all of your Rights, you will incur voting dilution as a result of this Offer. This voting dilution will occur because you will own a smaller proportionate interest in the Company after the Offer than you owned prior to the Offer.

The fact that the Rights are transferable may reduce the effects of dilution as a result of the Offer. Rights holders can transfer or sell their Rights. The cash received from the sale of Rights may be viewed as partial compensation for any possible dilution. There can be no assurances, however, that a market for the Rights will develop or that the Rights will have any value in that market.

Increase in Share Price Volatility; Decrease in Share Price [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Increase in Share Price Volatility; Decrease in Share Price

The Offer may result in an increase in trading of the Common Shares, which may increase volatility in the market price of the Common Shares. The Offer may result in an increase in the number of common stockholders wishing to sell their Common Shares, which would exert downward price pressure on the price of Common Shares.

Under-Subscription [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Under-Subscription

It is possible that the Offer will not be fully subscribed. Under-subscription of the Offer could have an impact on the net proceeds of the Offer and whether the Company achieves any benefits.

Risks of Acquiring Rights to Purchase Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Acquiring Rights to Purchase Common Shares

Shares of closed-end funds such as the Company frequently trade at a discount to NAV. Since inception, the Company’s Common Shares have frequently traded at a discount in relation to NAV. See “Description of Common Shares.” If the Formula Price is less than 90% of the average NAV on the Expiration Date and each of the four (4) preceding trading days, then the Subscription Price will likely be greater than the average market price of a

Common Share over the same period. In addition, the Formula Price, even if above 90% of the average NAV on the Expiration Date and each of the four (4) preceding trading days, may still be above the average market price of a Common Share over the same period. If either event occurs, the Rights will have no value, and a person who exercises Rights will experience an immediate loss of value.

There can be no assurance that a market for the Rights will develop or, if such a market develops, what the price of the Rights will be. Changes in market conditions may result in the Common Shares purchasable upon exercise of the Rights being less attractive to investors at the Expiration Date. This may reduce or eliminate the value of the Rights. Investors who receive or acquire Rights may find that there is no market to sell Rights that they do not wish to exercise.

Common Share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
General Description of Registrant [Abstract]
Share Price			$ 46.08
NAV Per Share			$ 48.68
Latest Premium (Discount) to NAV [Percent]			(5.30%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Not Held [Shares]			21,100,000

[1]	The Dealer Manager will receive a fee for its financial structuring and soliciting services equal to 3.50% of the Subscription Price for each Common Share issued pursuant to the exercise of Rights, including the over-subscription privilege, up to $150 million and 2.75% of the Subscription Price over $150 million. The Dealer Manager will reallow to broker-dealers in the selling group to be formed and managed by the Dealer Manager selling fees equal to 2.00% of the Subscription Price for each Common Share issued pursuant to the Offer as a result of their selling efforts. In addition, the Dealer Manager will reallow to other broker-dealers that have executed and delivered a soliciting dealer agreement and have solicited the exercise of Rights solicitation fees equal to 0.50% of the Subscription Price for each Common Share issued pursuant to the exercise of Rights as a result of their soliciting efforts, subject to a maximum fee based on the number of Common Shares held by each broker-dealer through The Depository Trust Company (“DTC”) on the Record Date.
[2]	Stockholders will pay a transaction fee of $15 plus brokerage charges if they direct the Plan Agent to sell Common Shares held in a Plan account. See “Automatic Dividend Reinvestment and Cash Purchase Plan” in the Prospectus.
[3]	The fees and expenses of the Offer will be borne by the Company and indirectly by all of its common stockholders, including those who do not exercise their Rights, and will result in a reduction of the Company’s NAV. Offering expenses borne by the Company (including the reimbursements described below) are estimated to be approximately $835,000 in the aggregate, or $0.12 per Common Share (assuming the Rights are fully exercised). The Company has agreed to pay the Dealer Manager up to $175,000 as a partial reimbursement for its expenses incurred in connection with the Offer. Offering expenses will be borne by the Company and indirectly by all of its common stockholders, including those who do not exercise their Rights.
[4]	Based on net assets attributable to Common Shares during the fiscal year ended November 30, 2025, and after giving effect to the Offer, assuming that the Offer is fully subscribed resulting in the receipt of net proceeds from the Offer of approximately $297 million.
[5]	Reflects management fee as of November 30, 2025, after giving effect to the anticipated net proceeds of the offering and estimated offering expenses. “Management Fee” is based on its Managed Assets, which means the average daily gross asset value of the Company (which includes assets attributable to the principal amount of any borrowings), minus accrued liabilities (other than the principal amount of such borrowings), and reflects an annual rate of 0.95% of average monthly Managed Assets up to $2.5 billion, 0.90% of average monthly Managed Assets between $2.5 billion and $3.5 billion, and 0.85% of average monthly Managed Assets above $3.5 billion. There is no investment advisory agreement with, or management fees charged to, any Subsidiary.
[6]	Reflects actual cost of interest on the debt securities and unsecured credit facility as of November 30, 2025, including amortization of issuance costs.
[7]	Reflects actual cost of distributions on Outstanding MRP Shares as of November 30, 2025, including amortization of issuance costs.
[8]	“Other Expenses” reflects actual costs incurred as of fiscal period ended November 30, 2025 for operational expenses, including payments to our transfer agent, administrator, custodian, fund account and legal and accounting expenses, adjusted to give effect to the anticipated net proceeds of the offering and estimated offering expenses, where applicable.